SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Chengdu future talented management and consulting co ltd [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	$ 3,672	$ 3,672
Antelope Holdings Chengdu Co .Ltd [Member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	6,422	6,604
Hainan Antelope Holding [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	8,976	8,976
Antelope Future Yangpu [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	8,587	8,587
Antelope Investment Hainan [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	7,042	7,042
Antelope Ruicheng Investment [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	6,654	6,654
Hubei kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	704	704
Wenzhou Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	704	704
Jiangxi Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	704	704
Anhui Kylin Cloud Service Technology [member]
IfrsStatementLineItems [Line Items]
Contractual capital commitments	$ 408	$ 408